Accounts Receivable, Net	12 Months Ended
Mar. 31, 2021
Credit Loss, Additional Improvements [Abstract]
ACCOUNTS RECEIVABLE, NET

NOTE 3 – ACCOUNTS RECEIVABLE, NET

Accounts receivable consisted of the following:

	As of March 31, 2021	As of March 31, 2020
Accounts receivable	$2,613,018	$1,053,950
Less: allowance for doubtful accounts	(693,639)	(511,037)
Total accounts receivable, net	$1,919,379	$542,913

Provisions for doubtful accounts was $182,602 and $353,657 for the years ended March 31, 2021 and 2019 when it is a recovery for doubtful accounts of $68,359 for the year ended March 31, 2020.